Variable Interest Entities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fire Rain USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2011 Fire Rain	Jan. 31, 2013 Fire Rain Subsequent Event USD ($)	Jan. 31, 2013 Fire Rain Subsequent Event CNY	Dec. 31, 2012 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") USD ($)	Dec. 31, 2012 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") CNY	Dec. 31, 2011 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl")	Dec. 31, 2012 Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")	Dec. 31, 2011 Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")
Variable Interest Entity [Line Items]
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
Equity interest held				25.00%	25.00%	25.00%					20.00%	20.00%	20.00%
Receivable held				$ 2.7	17.0
Percentage of contractual right to receive from gross revenues				20.00%	20.00%
Receivables collected							0.7	4.5
Loss on deconsolidation				2.0	12.4				0.9	5.7
Loss from remeasurement of retained interest				0.2	1.3
Equity investment consideration received									0.5	3.0
Share of revenues									$ 1.6	10.0
VIEs contribution on net revenue	94.60%	96.90%	99.00%
VIEs account on total assets	20.10%	66.70%
VIEs account on total liabilities	64.20%	64.50%